FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
FINANCIAL AND CAPITAL RISK MANAGEMENT
Borrowing capacity	¥ 167,431
Drawn borrowing facilities	49,347
Unutilized banking facilities	118,084
Unutilized banking facilities subject to renewal	¥ 108,360
Renewal term	12 months
Liquidity risk | Futures contracts
FINANCIAL AND CAPITAL RISK MANAGEMENT
Borrowing capacity		$ 12	¥ 82
Unutilized banking facilities		$ 1	¥ 7